Document And Entity Information	6 Months Ended
Apr. 30, 2013
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Apr. 30, 2013
Entity Registrant Name	CROSSROADS SYSTEMS INC
Entity Central Index Key	0001093207
Entity Filer Category	Smaller Reporting Company